Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Executive equity awards are approved at regularly scheduled Compensation and Human Capital Committee meetings, at the time of an executive hire or promotion or upon identification of a specific retention concern. The grant date of equity awards approved by the Compensation and Human Capital Committee is either the date of Committee approval or a date subsequent to the approval date as specified by the Compensation and Human Capital Committee. The timing of equity awards has not been coordinated with the release of material non-public information.

Award Timing Method

Executive equity awards are approved at regularly scheduled Compensation and Human Capital Committee meetings, at the time of an executive hire or promotion or upon identification of a specific retention concern. The grant date of equity awards approved by the Compensation and Human Capital Committee is either the date of Committee approval or a date subsequent to the approval date as specified by the Compensation and Human Capital Committee. The timing of equity awards has not been coordinated with the release of material non-public information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

Executive equity awards are approved at regularly scheduled Compensation and Human Capital Committee meetings, at the time of an executive hire or promotion or upon identification of a specific retention concern. The grant date of equity awards approved by the Compensation and Human Capital Committee is either the date of Committee approval or a date subsequent to the approval date as specified by the Compensation and Human Capital Committee. The timing of equity awards has not been coordinated with the release of material non-public information.

MNPI Disclosure Timed for Compensation Value	false